UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-22862

Name of Registrant: SEI Insurance Products Trust

Address of Principal Executive Offices:
                       One Freedom Valley Drive
                       Oaks, Pennsylvania 19456

Name and address of agent of service:
                       The Corporation Trust Company
                       Corporation Trust Center
                       1209 Orange St
                       Wilmington, DE 19801

Registrant's telephone number including area code:1-877-835-4531

Date of fiscal year end:
                       December 31

Date of reporting period:
                       07/01/2014    -   06/30/2015

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Balanced Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Market Growth Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Defensive Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Conservative Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Moderate Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Market Plus Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  SEI Insurance Products Trust
By:          Robert A. Nesher
Name:        Robert A. Nesher
Title:      President
Date:       Aug 12 2015